Income Taxes - Schedule of Undiscounted Future Expected Tax Receivable Agreement Payments (Details) $ in Thousands	Aug. 26, 2017 USD ($)
Income Tax Disclosure [Abstract]
2018	$ 2,812
2019	9,195
2020	5,271
2021	4,075
2022	3,482
2023 and thereafter	$ 15,001